Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	X-SQUARE BALANCED FUND, LLC
Entity Central Index Key	dei_EntityCentralIndexKey	0001763143
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2022
Prospectus Date	rr_ProspectusDate	Apr. 30, 2022
X-Square Balanced Fund, LLC
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

X-SQUARE BALANCED FUND, LLC

Supplement dated December 16, 2022 to the Prospectus dated April 30, 2022 (the “Prospectus”)

The Fund was previously a non-diversified investment company for the diversification purposes of the Investment Company Act of 1940. As a result of operating in a diversified manner for the past three years, the Fund is now deemed to be diversified under the Investment Company Act of 1940. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

As a result, the non-diversification information contained under the “Principal Investment Strategies of the Fund” and “Principal Risks of the Fund” sections in the Prospectus for the Fund is hereby removed.

Also, effective December 12, 2022, Thompson Hine, LLP (“Thompson Hine”) Thompson Hine LLP, 3900 Key Center Cleveland, OH 44114-1291, has replaced Faegre Drinker Biddle Reath LLP (“Faegre”) has fund legal counsel. Therefore, any references to Faegre have been replaced with Thompson Hine.

Please retain this supplement for future reference.